Reconciliation of Financial Statement to Form 5500 - Reconciliation of Net Income (Details) - EBP 001 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets per the financial statements	$ 580,813	$ 650,697
Increase in participant loans in default - deemed distributions	(202)	(217)
Net increase in net assets per Form 5500	580,611	650,480
NET INCREASE IN NET ASSETS AFTER TRANSFERS	$ 587,548	$ 650,697